Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for credit losses	$ (12,161,634)	$ (4,358,037)
Accounts receivable, net	24,302,942	19,642,337
Third Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	34,334,313	24,000,374
Less: allowance for credit losses	(12,160,121)	(4,358,037)
Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	2,130,263
Less: allowance for credit losses	(1,513)
Accounts receivable, net	$ 8,313,672	$ 2,795,662	$ 1,319,925